Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2029	Mar. 31, 2028	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Amortization of intangible assets	$ 2.1	$ 2.2	$ 2.2	$ 2.5	$ 4.2	$ 5.3	$ 5.7	$ 5.7